Change in working capital (Tables)	12 Months Ended
Dec. 31, 2021
Change in working capital
Schedule of change in working capital

DKK thousand	2021	2020	2019
(Increase)/decrease in receivables	-64,494	-7,716	-21,059
(Increase)/decrease in Inventory	-52,772	-14,404	0
Increase/(decrease) in payables and other liabilities	-49,059	119,938	17,061
Adjustment for non-cash investing activities	0	0	-7,932
Cash outflow for investment in Beta Bionics	0	0	22,803
Change in working capital	-166,325	97,818	10,873